John M. McCann Senior Managing Director, Division General Counsel 8500 Andrew Carnegie Boulevard Charlotte, NC 28262 T 704.988.6543 john.mccann@nuveen.com

August 1, 2025

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Rule 497(j) Filing for TIAA-CREF Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the forms of the Prospectus and the Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on July 28, 2025.

Please contact the undersigned at (704) 988-6543 should you have any questions or comments regarding this letter.

Sincerely,

/s/ John M. McCann
John M. McCann